Stein Roe Mutual Funds

Semiannual Report
March 31, 1997

Stein Roe Advisor Balanced Fund
Stein Roe Advisor Growth & Income Fund

SR&F Balanced Portfolio
-----------------------------------------------------------------------
Investments as of March 31, 1997
(Dollar Amounts In Thousands)
(Unaudited)
                                                   Number        Market
EQUITY-RELATED SECURITIES (61.9%)                of Shares        Value
-----------------------------------------------------------------------

COMMON STOCKS (51.3%)
AUTOMOTIVE (0.8%)
Honda Motor Company, Ltd. ADRs ....................33,000       $ 1,931

BANKS (6.8%)
BankAmerica Corporation .......................... 53,000         5,340
Citicorp ......................................... 53,000         5,737
Royal Bank of Scotland Group Plc .................233,710         2,061
Wells Fargo & Company ............................  8,000         2,273
Westpac Banking Corporation Ltd. .................320,000         1,856
                                                                -------
                                                                 17,267
CHEMICALS (1.3%)
CIBA Specialty Chemicals ADRs ...................   4,900           200
DuPont Company ..................................  30,000         3,180
                                                                -------
                                                                  3,380
COMPUTERS (0.7%)
International Business Machines Corp. ............ 13,000         1,786

COMPUTER SOFTWARE AND SERVICES (1.0%)
Electronic Data Systems Corporation .............. 60,000         2,423

CONGLOMERATES AND MISCELLANEOUS (1.2%)
Harris Corporation ............................... 40,000         3,075

DATA PROCESSING & DUPLICATING (0.8%)
Canon, Inc. .......................................97,000         2,076

DRUGS AND HEALTH PRODUCTS (4.1%)
Bristol-Myers Squibb Company ......................56,000         3,304
Eli Lilly & Co. ...................................49,000         4,030
Novartis AG ADRs ..................................49,000         3,037
                                                                -------
                                                                 10,371
ELECTRICAL EQUIPMENT (5.3%)
Emerson Electric Co. ............................. 97,000         4,365
General Electric Company .....................     58,500         5,806
Hubbell Inc. Class B .........................     78,000         3,296
                                                                -------
                                                                 13,467

See accompanying notes to financial statements.

SR&F Balanced Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number        Market
                                                 of Shares        Value
-----------------------------------------------------------------------

ELECTRONICS (3.7%)
*Analog Devices, Inc. .........................    30,000           675
Intel Corporation .............................    25,000         3,478
Motorola, Inc. ................................    55,000         3,321
Sony Corporation Sponsored ADRs ...............    27,000         1,866
                                                                -------
                                                                  9,340
ENGINEERING AND CONSTRUCTION (0.7%)
Fluor Corporation ................                 35,000         1,838

FERTILIZERS (0.7%)
Potash Corporation of Saskatchewan Inc. ....       22,000         1,672

FINANCIAL SERVICES (0.9%)
First USA, Inc. ............................       55,000         2,331

FOOD, BEVERAGE & TOBACCO (2.6%)
Controladora Comercial Mexicana GDRs ............     85,000    $ 1,201
General Mills, Inc. .............................     26,000      1,615
PepsiCo, Inc. ...................................     45,000      1,468
Philip Morris Companies Inc. ................. ..     20,000      2,283
                                                                -------
                                                                  6,567
HOLDING (0.7%)
Swire Pacific Ltd. Class A ......................    240,000      1,889

INSURANCE (1.1%)
American States Financial Corporation ...........     85,500      2,854

MEDICAL SUPPLIES (1.0%)
Baxter International Inc. .......................     60,000      2,588

OIL AND NATURAL GAS (7.2%)
Baker Hughes Inc. ...............................     70,000      2,686
British Petroleum Company Plc ADRs ..............     29,000      3,980
Elf Aquitaine Sponsored ADRs ....................     32,000      1,576
El Paso National Gas Company ....................     40,200      2,276
Enron Corp. .....................................     76,000      2,888
Mobil Corporation ...............................     19,000      2,482
Tosco Corporation ...............................     43,000      1,226
*United Meridian Corporation ....................     40,000      1,205
                                                                -------
                                                                 18,319

PAPER & FOREST PRODUCTS (1.0%)
Plum Creek Timber Company, L.P. .................     90,000      2,509


See accompanying notes to financial statements.

SR&F Balanced Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number        Market
                                                 of Shares        Value
-----------------------------------------------------------------------

REAL ESTATE (3.1%)
Kimco Realty Corporation ........................     66,000      2,145
Reckson Associates Realty Corporation ...........     48,100      2,219
The Rouse Company ...............................     60,587      1,772
Security Capital Industrial Trust ...............     88,333      1,844
                                                                -------
                                                                  7,980
RETAIL (2.1%)
Home Depot, Inc. ................................     20,000      1,070
JUSCO Co. .......................................     64,000      1,758
Wal-Mart Stores, Inc. ...........................     94,000      2,620
                                                                -------
                                                                  5,448

TELECOMMUNICATIONS (2.4%)
*AirTouch Communications, Inc. ...................    80,000      1,840
GTE Corporation ..................................    45,000      2,098
Telefonica de Argentina S.A. ADRs ................    78,000      2,291
                                                                -------
                                                                  6,229

TRANSPORTATION (1.0%)
Canadian National Railway Company ................    70,000      2,476

UTILITIES-ELECTRIC (1.1%)
Empresa Nacional de Electricidad, S.A. de C.V., ADRs  42,000      2,725
                                                                -------
TOTAL STOCKS (Cost $88,212) ................................    130,541

PREFERRED STOCK (0.4%)
OIL & NATURAL GAS (0.4%)
**Tosco Corporation $2.875 Cv (Cost $937)........   17,000       $  895
-----------------------------------------------------------------------

                                                 Principal
CONVERTIBLE SUBORDINATED DEBENTURES (10.2%)         Amount
-----------------------------------------------------------------------

ELECTRONICS (1.6%)
LM Ericsson 4.250% 6/30/00 ........................   $   850     4,038

ENERGY (0.9%)
SFP Pipelines Holdings 11.160% 8/15/10 ............     2,000     2,435

See accompanying notes to financial statements.

SR&F Balanced Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number        Market
                                                 of Shares        Value
-----------------------------------------------------------------------

HEALTH CARE (2.9%)
Elan International Financial Ltd. Zero Coupon
   (Effective Yield 4.652%) 10/16/12 ..............     3,500     2,621
Nationwide Health Properties 6.250% 1/01/99 .......     2,700     2,707
**Roche Holdings Ltd. Zero Coupon
  (Effective Yield 4.750%) 9/23/08 ................     2,500     2,237
                                                                -------
                                                                  7,565
INSURANCE (1.1%)
Fremont General Zero Coupon (Effective Yield 9.270%)
 10/12/13 .........................................     5,000     2,725

RETAIL (0.4%)
Home Depot Inc. 3.250% 10/01/01 ...................       950       944

SERVICES (2.6%)
Danka Business Systems Plc 6.750% 4/01/02 .........     1,100     1,338
**U.S. Filter 6.000% 9/15/05 ......................     1,700     3,013
Valhi, Inc. Zero Coupon (Effective Yield 8.693%)
   (Convertible into shares of Dresser) 10/20/07 ..     5,000     2,250
                                                                -------
                                                                  6,601
WASTE MANAGEMENT (0.7%)
WMX Technologies, Inc. 2.000% 1/24/05 .............     2,000     1,780
                                                      -------   -------
TOTAL CONVERTIBLE SUBORDINATED DEBENTURES (Cost $18,020) ....    26,088
-----------------------------------------------------------------------
TOTAL EQUITY-RELATED SECURITIES (Cost $107,169)..............   157,524
-----------------------------------------------------------------------

BONDS AND NOTES (36.8%)

U.S. GOVERNMENT OBLIGATIONS (20.8%)
U.S. Treasury Bonds
   8.125% 8/15/19 ..................................  $12,500   $13,713
   7.250% 8/15/22 ..................................    9,700     9,711
U.S. Treasury Notes
   5.750% 9/30/97 ..................................    1,800     1,800
   6.125% 3/31/98 ..................................    1,700     1,701
   5.125% 6/30/98 ..................................    2,000     1,975
   5.875% 3/31/99 ..................................    6,000     5,942
   7.875% 8/15/01 ..................................    6,850     7,140
   5.750% 8/15/03 ..................................    2,000     1,888
   7.500% 2/15/05 ..................................    5,250     5,430
   6.500% 8/15/05 ..................................    3,750     3,645
                                                                -------
                                                                 52,945

See accompanying notes to financial statements.

SR&F Balanced Portfolio CONTINUED
-----------------------------------------------------------------------
                                                   Number        Market
                                                 of Shares        Value
-----------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (4.4%)
Federal Home Loan Mortgage Corporation Gold
   6.500% 2/01/11 ..................................    1,818     1,754
   6.500% 4/01/11 ..................................    2,620     2,527
   6.500% 10/01/11 .................................    1,917     1,845
   6.500% 4/01/26 ..................................    1,968     1,838
   6.500% 6/01/26 ..................................      988       922
Government National Mortgage Association
   8.000% 7/15/25 ..................................    1,369     1,376
   8.000% 3/15/26 ..................................      934       939
                                                                -------
                                                                 11,201
AIR TRANSPORTATION (2.4%)
Federal Express Corporation 1994 Pass-Through
   Certificates Series A310-A1 7.530% 9/23/06 ......    2,063     2,042
Lockheed Martin Corporation 6.550% 5/15/99 .........    2,500     2,485
United Airlines Series 1991 9.200% 3/22/08 .........    1,340     1,439
                                                                -------
                                                                  5,966
CHEMICALS (0.9%)
BOC Group Plc 5.875% 1/29/01 .......................    2,500     2,400

COMMERCIAL BANK (1.7%)
Den Danske Bank 6.550% 9/15/03 .....................    2,250     2,142
Deutsche Ausgleichsbank 7.000% 9/24/01 .............    2,250     2,249
                                                                -------
                                                                  4,391
CONSTRUCTION & HOUSING (0.8%)
Hanson Overseas 6.750% 9/15/05 .....................    2,250     2,139

FINANCIAL (2.2%)
ALPS Pass-Through Trust Series 1994-1 Class C2
   9.350% 9/15/04 ..................................    2,487     2,501
Lehman Brothers Holdings, Inc. 8.375% 2/15/99 ......    2,500     2,564
MDC Mortgage Funding Corporation Series Q Class 5
   8.850% 3/20/18 ..................................      394       395
                                                                -------
                                                                  5,460
FOREIGN GOVERNMENT REGIONAL BONDS (1.7%)
**Corporacion Andina de Fomento 6.625% 10/14/98 ....    1,500     1,494
**Republic of Slovenia 7.000% 8/06/01 ..............    2,750     2,725
                                                                -------
                                                                  4,219
MORTGAGE-BACKED SECURITIES (1.1%)
American Mortgage Trust Series 1993-3 Class 3B
   8.190% 9/27/22 ..................................    2,272     2,097
**Lennar 8.120% 9/15/02 ............................      728       729
                                                                -------
                                                                  2,826

SR&F Balanced Portfolio CONTINUED

                                                 Principal       Market
                                                    Amount        Value
-----------------------------------------------------------------------

UTILITIES - ELECTRIC (0.8%)
National Power Plc 7.125% 7/11/01................ $ 2,000       $ 1,987
-----------------------------------------------------------------------
TOTAL BONDS AND NOTES (Cost $94,300).....................        93,534
-----------------------------------------------------------------------
SHORT TERM OBLIGATIONS (6.1%)
COMMERCIAL PAPER (6.1%)
UBS Finance 6.750% 4/01/97.......................  10,920        10,920
Windmill Funding 5.400% 4/01/97..................   4,500         4,500
                                                               --------
TOTAL SHORT-TERM OBLIGATIONS (Amortized Cost $15,420)....        15,420
-----------------------------------------------------------------------
TOTAL INVESTMENTS (104.8%)
(Cost $216,889)..........................................      $266,478
OTHER ASSETS, LESS LIABILITIES (-4.8%)...................      (12,195)
                                                               --------
TOTAL NET ASSETS (100.0%)................................      $254,283
                                                                =======
-----------------------------------------------------------------------

SECURITIES SOLD SHORT AT MARCH 31, 1997, WERE AS FOLLOWS:

                                                                 Market
   Common Stocks                                   Shares         Value
   -------------                                   ------         -----
   BankAmerica Corporation..................       30,000       $ 3,023
   British Petroleum Company Plc ADRs.......       29,000         3,980
   Citicorp.................................       30,000         3,248
   Eli Lilly & Co. .........................       10,000           822
   Emerson Electric Co. ....................       20,000           900
   Enron Corp...............................       25,000           950
   General Electric Company.................       35,000         3,474
   Intel Corporation........................        4,000           556
                                                               --------
TOTAL VALUE OF SECURITIES SOLD SHORT (Proceeds $17,831)..      $ 16,953
                                                                =======
-----------------------------------------------------------------------
 * Non-income producing.
** These securities are subject to contractual or legal restrictions on their resale. At March 31, 1997, the aggregate value of these securities represented 4.4 percent of net assets.

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio
-----------------------------------------------------------------------
Investments as of March 31, 1997
(Dollar Amounts in Thousands)
(Unaudited)
                                                    Number       Market
COMMON STOCKS (77.9%)                            of Shares        Value
-----------------------------------------------------------------------

AIRCRAFT (2.0%)
McDonnell Douglas Corporation..................     92,000      $ 5,612

AUTO/TRUCK PARTS & EQUIPMENT (1.6%)
*Lear Corporation..............................    135,000        4,506

BANKS (8.7%)
Bankers Trust Company..........................     60,000        4,920
Chase Manhattan Corporation....................     60,400        5,655
Citicorp.......................................     60,616        6,561
Republic New York Corporation..................     25,000        2,203
Wells Fargo & Company..........................     15,666        4,451
                                                                -------
                                                                 23,790
BROADCASTING & COMMUNICATIONS (0.8%)
The Interpublic Group of Companies, Inc........     40,400        2,131

BUSINESS SERVICES (0.6%)
Ikon Office Solutions Inc......................     49,000        1,642

COMPUTERS (1.5%)
International Business Machines Corp. .........     30,000        4,121

COMPUTER SERVICES (1.2%)
Electronic Data Systems Corporation............     79,000        3,190

CONSTRUCTION (1.7%)
Fluor Corp. ...................................     86,300        4,531

CONSUMER-RELATED (5.2%)
The Gillette Company...........................     72,200        5,243
Nike, Inc. Class B.............................     58,000        3,596
The Procter & Gamble Co. ......................     48,000        5,520
                                                                -------
                                                                 14,359
DISTRIBUTION (4.2%)
Albertson's Inc. ..............................     36,000        1,224
Wal-Mart Stores, Inc...........................    140,000        3,903
Walgreen Co. ..................................    150,000        6,281
                                                                -------
                                                                 11,408

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio CONTINUED
-----------------------------------------------------------------------
                                                    Number       Market
                                                 of Shares        Value
-----------------------------------------------------------------------

DRUGS (3.0%)
SmithKline Beecham Plc. ADRs...................     20,000        1,400
Warner-Lambert Company.........................     78,000        6,747
                                                                -------
                                                                  8,147
ELECTRICAL EQUIPMENT (3.9%)
Emerson Electric Co. ..........................    104,000        4,680
Hubbell Incorporated, Class B..................    140,400        5,932
                                                                -------
                                                                 10,612
ENERGY (3.9%)
Amoco Corporation..............................     36,500        3,162
British Petroleum Company Plc ADRs.............     36,552        5,016
Enron Corp. ...................................     62,500        2,375
                                                                -------
                                                                 10,553
ENTERTAINMENT (0.6%)
The Walt Disney Co. ...........................     22,035      $ 1,609

FINANCIAL SERVICES (5.3%)
American Express Co. ..........................    104,000        6,227
Federal National Mortgage Association..........    161,000        5,816
*Nationwide Financial Services, Inc............     37,000          953
Washington Mutual, Inc.........................     32,000        1,546
                                                                -------
                                                                 14,542
FOOD, BEVERAGE & TOBACCO (4.8%)
PepsiCo, Inc. .................................    110,000        3,588
Philip Morris Companies Inc. ..................     61,000        6,961
Sara Lee Corporation...........................     67,000        2,713
                                                                -------
                                                                 13,262
HEALTH CARE (4.1%)
Abbott Laboratories............................     58,500        3,283
Baxter International Inc. .....................    145,000        6,253
Roche Holdings Ltd. ...........................        200        1,728
                                                                -------
                                                                 11,264
HOTELS (0.5%)
*Circus Circus Enterprises.....................     50,000        1,300

MEDIA (1.1%)
Tribune Company................................     50,000        2,025
*Viacom, Inc., Class B.........................     27,190          901
                                                                -------
                                                                  2,926

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio CONTINUED
-----------------------------------------------------------------------
                                                    Number       Market
                                                 of Shares        Value
-----------------------------------------------------------------------

MULTI-INDUSTRY (6.3%)
General Electric Company.......................     54,000        5,360
Honeywell Inc. ................................    110,000        7,466
Kansas City Southern Industries, Inc...........     52,300        2,615
Minnesota Mining & Manufacturing Company.......     20,000        1,690
                                                                -------
                                                                 17,131
PAPER AND FOREST PRODUCTS (1.7%)
Champion International Corporation.............     20,000          910
Georgia Pacific Corporation....................     45,000        3,262
Unisource Worldwide Inc. ......................     24,500          377
                                                                -------
                                                                  4,549
PRINTING (1.2%)
Deluxe Corp. ..................................    100,000        3,238

REAL ESTATE (0.4%)
Nationwide Health Properties, Inc..............     50,000        1,069

RUBBER, PLASTICS, AND RELATED PRODUCTS (0.9%)
Goodyear Tire & Rubber Co. ....................     45,000        2,351

SCIENTIFIC INSTRUMENTS (0.7%)
Millipore Corporation..........................     45,000        1,907

SPECIALTY CHEMICALS (7.0%)
Ecolab, Inc....................................    160,000        6,080
Monsanto Co....................................    200,000        7,650
Union Carbide Corporation .....................    121,100        5,359
                                                                -------
                                                                 19,089

TELECOMMUNICATIONS (2.4%)
AT & T.........................................     30,222      $ 1,050
Lucent Technologies, Inc.......................      9,794          517
Nynex Corp.....................................    110,000        5,019
                                                               --------
                                                                  6,586
TRANSPORTATION-RAIL (2.6%)
Burlington Northern Santa Fe...................     59,000        4,366
Conrail Inc. ..................................     25,420        2,866
                                                               --------
                                                                  7,232
                                                               --------
TOTAL COMMON STOCKS (Cost $149,619).......................      212,657
-----------------------------------------------------------------------

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio CONTINUED
-----------------------------------------------------------------------
                                                    Number       Market
                                                 of Shares        Value
-----------------------------------------------------------------------

NOTE (1.1%)
U.S. GOVERNMENT OBLIGATION (1.1%)
U.S. Treasury Note 7.125% 9/30/99
   (Cost $2,964)...............................   $ 3,000         3,041
-----------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (21.1%)
COMMERCIAL PAPER (20.4%)
Marriott International 5.950% 4/02/97 .........     10,000        9,998
Price/Costco 7.300% 4/01/97....................      5,000        5,000
Rite Aid 6.000% 4/02/97........................     10,000        9,998
Source One Mortgage 5.850% 4/03/97.............     10,000        9,997
UBS Finance 6.750% 4/01/97.....................     10,785       10,785
Windmill Funding 5.400% 4/01/97................     10,000       10,000
                                                               --------
                                                                 55,778
U.S. GOVERNMENT OBLIGATION (0.7%)
**U.S. Treasury Bill 4.940% 4/24/97............     2,000         1,994
                                                               --------
TOTAL SHORT-TERM OBLIGATIONS
(Amortized cost $57,772)..................................       57,772
-----------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
(Cost $210,355)...........................................      273,470
OTHER ASSETS, LESS LIABILITIES (-0.1%)...................         (283)
                                                               --------
TOTAL NET ASSETS..........................................     $273,187
                                                               ========
-----------------------------------------------------------------------
*  Non-income producing.
** Security was pledged to cover margin requirements for open futures contracts.

Futures contracts which were open at March 31, 1997, were as follows:

                                                             Unrealized
                     Number of    Contract                         Loss
Type                 Contracts       Value    Expiration     at 3/31/97
----                 ---------     -------     ---------      ---------

Standard & Poor's
 500 Index (Long)           60      $24,260   June, 1997         $1,520

See accompanying notes to financial statements.

Balance Sheets
March 31, 1997
(All amounts in thousands, except per-share amount)
(Unaudited)
                                                                Advisor
                                                     Advisor     Growth
                                                    Balanced   & Income
                                                        Fund       Fund
                                                    --------   --------
Assets
Investment in Portfolio, at value                   $     95   $     93
Cash and other assets                                     24         24
                                                    --------   --------
   Total Assets                                     $    119   $      1
                                                    ========   ========
Liabilities
Other liabilities                                   $     23   $     23
                                                    --------   --------
   Total Liabilities                                      23         23
                                                    --------   --------

Capital
Paid-in capital                                          100        100
Net unrealized depreciation of  investments               --        (6)
Accumulated undistributed net realized losses
   on investments and foreign currency transactions      (4)         --
                                                    --------   --------

   Total Capital (Net Assets)                             96         94
                                                    --------   --------
   Total Liabilities and Capital                    $     119  $      1
                                                    =========  ========
Shares Outstanding (Unlimited Number Authorized)          10         10
                                                    =========  ========
Net Asset Value (Capital) Per Share                 $    9.58  $   9.37
                                                    =========  ========

See accompanying notes to financial statements.

Statements of Operations
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

                                                                Advisor
                                                     Advisor     Growth
                                                    Balanced   & Income
                                                        Fund       Fund
                                                    --------   --------
Expenses
Amortization of organization expenses                 $    4     $    4
Accounting fees                                            3          3
Audit and legal fees                                       2          2
Other                                                      1          1
                                                    --------   --------
                                                          10         10
Reimbursement of expenses by investment adviser          (10)      (10)
                                                    --------   --------
     Total Expenses                                       --         --
                                                    --------   --------
     Net Investment Income                                --         --
                                                    --------   --------

Realized and Unrealized Losses on Investments
Net realized losses on investments allocated
     from Portfolio                                      (3)         --
Net realized losses on foreign currency transactions
     allocated from Portfolio                            (1)         --
Net change in unrealized appreciation or depreciation
     of investments                                       --        (6)
                                                    --------   --------
     Net Losses on Investments                           (4)        (6)
                                                    --------   --------
Net Decrease in Net Assets Resulting
     from Operations                                  $  (4)      $ (6)
                                                    ========   ========

(a) The Fund commenced operations on February 14, 1997.

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

                                                                Advisor
                                                     Advisor     Growth
                                                    Balanced   & Income
                                                        Fund       Fund
Operations
Net investment income                                   $ --       $ --
Net realized losses on investments and
   foreign currency transactions                         (4)         --
Net change in unrealized appreciation
   or depreciation of investments                         --        (6)
                                                    --------   --------
     Net Decrease in Net Assets
        Resulting from Operations                        (4)        (6)
                                                    --------   --------

Share Transactions
Subscriptions to fund shares                             100        100
                                                    --------   --------
     Net Increase from Share Transactions                100        100
                                                    --------   --------
     Net Increase in Net Assets                           96         94

Total Net Assets
Beginning of Period                                       --         --
                                                    --------   --------
End of Period                                           $ 96        $94
                                                    ========   ========

Analysis of Changes in Shares of Beneficial Interest
Subscriptions to fund shares                              10         10
                                                    --------   --------
Net increase in fund shares                               10         10
Shares outstanding at beginning of period                 --         --
                                                    --------   --------
Shares outstanding at end of period                       10         10
                                                    ========   ========

(a) The Fund commenced operations on February 14, 1997.

See accompanying notes to financial statements.

SR&F Balanced Portfolio
-----------------------------------------------------------------------
Balance Sheet
(All Amounts in Thousands)
(Unaudited)

                                                              MARCH 31,
                                                                   1997
                                                             ----------

ASSETS
Investments, at market value ............................      $266,478
Receivable for investments sold .........................         7,673
Interest receivable .....................................         1,169
Dividends receivable ....................................           142
Cash ....................................................             4
                                                               --------
   Total Assets .........................................      $275,466
                                                               ========

LIABILITIES
Securities sold short, at market value ..................      $ 16,953
Payable for investments purchased .......................         4,076
Payable to investment adviser ...........................           119
Other liabilities .......................................            35
                                                               --------
   Total Liabilities ....................................        21,183
                                                               --------
Net Assets Applicable to Investors' Beneficial Interest .      $254,283
                                                               ========

See accompanying notes to financial statements.

SR&F Balanced Portfolio
-----------------------------------------------------------------------
Statement of Operations
(All Amounts in Thousands)
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                               --------

INVESTMENT INCOME
Interest ..................................................... $  1,427
Dividends ....................................................      530
                                                               --------
   Total Investment Income ...................................    1,957
                                                              ---------

EXPENSES
Management fees ..............................................      221
Interest expense .............................................       12
Accounting fees ..............................................        5
Trustees fees .................................................       4
Audit and legal fees ..........................................       3
Custodian fees ................................................       1
Transfer agent fees ...........................................       1
Other .........................................................       3
                                                               --------
   Total Expenses .............................................     250
                                                               --------
Net Investment Income .........................................   1,707
                                                               --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments .............................   1,786
Net change in unrealized appreciation
  or depreciation of investments ............................. (11,530)
                                                               --------
   Net Losses on Investments ......................  .........  (9,744)
                                                               --------
Net Decrease in Net Assets Resulting from Operations .........$ (8,037)
                                                               ========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Balanced Portfolio
-----------------------------------------------------------------------
Statement of Changes in Net Assets
(All Amounts in Thousands)
(Unaudited)

                                                                PERIODD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                             ----------
OPERATIONS
Net investment income................................          $  1,707
Net realized gains on investments ...................             1,786
Net change in unrealized appreciation
  or depreciation of investments                               (11,530)
                                                              ---------
   Net Decrease in Net Assets Resulting from Operations.....    (8,037)
                                                             ----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...............................................    267,417
Withdrawals.................................................    (5,097)
                                                             ----------
   Net Increase from Transactions
     in Investors' Beneficial Interest                          262,320
                                                             ----------
   Net Increase in Net Assets........................           254,283
TOTAL NET ASSETS
Beginning of Period..........................                        --
                                                             ----------
End of Period................................                  $254,283
                                                             ==========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio
-----------------------------------------------------------------------
Balance Sheet
(All Amounts in Thousands)
(Unaudited)

                                                              MARCH 31,
                                                                   1997
                                                             ----------

ASSETS
Investments, at market value.........................          $273,470
Dividends receivables................................               382
Cash and other receivables...........................                 4
                                                             ----------
   Total Assets......................................          $273,856
                                                             ==========

LIABILITIES
Variation margin payable.............................          $    525
Payable to investment adviser........................               144
                                                             ----------
   Total Liabilities.................................               669
                                                             ----------
Net Assets Applicable to Investors' Beneficial Interest        $273,187
                                                             ==========

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio
-----------------------------------------------------------------------
Statement of Operations
(All Amounts in Thousands)
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                               --------

INVESTMENT INCOME
Dividends............................................          $    748
Interest ............................................               544
                                                               --------
   Total Investment Income...........................             1,292
                                                               --------

EXPENSES
Management fees ..........................................          258
Accounting fees ..........................................            5
Trustees fees.............................................            3
Audit and legal fees .....................................            3
Custodian fees ...........................................            2
Transfer agent fees ......................................            1
Other ....................................................            4
                                                               --------
   Total Expenses ............................................      276
                                                               --------
Net Investment Income.....................................     $  1,016
                                                               --------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES TRANSACTIONS
Net realized gains on investments ...........................       414
Net realized gains on futures transactions ..................     1,736
Net change in unrealized appreciation or
   depreciation of investments and utures transactions......   (12,342)
                                                               --------
   Net Losses on Investments and Futures Transactions ......   (10,192)
                                                               --------
Net Decrease in Net Assets Resulting from Operations .......  $ (9,176)
                                                               ========

(a) The Portfolio commenced operations on February 3, 1997

See accompanying notes to financial statements.

SR&F Growth & Income Portfolio
------------------------------------------------------------------------
Statement of Changes in Net Assets
(All Amounts in Thousands)
(Unaudited)

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                              ---------

OPERATIONS
Net investment income........................................ $   1,016
Net realized gains on investments and futures transactions .. 2,150 Net change in unrealized appreciation
   or depreciation of investments and futures transactions .   (12,342)
                                                                -------
   Net Decrease in Net Assets Resulting from Operations ....    (9,176)
                                                              ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ...............................................   286,229
Withdrawls .................................................    (3,866)
                                                              ---------
   Net Increase from Transactions
      in Investors' Beneficial Interest .....................   282,363
                                                              ---------
   Net Increase in Net Assets ...............................   273,187
TOTAL NET ASSETS
Beginning of Period ...........................................      --
                                                              ---------
End of Period................................................ $ 273,187
                                                              =========

(a) The Portfolio commenced operations on February 3, 1997

See accompanying notes to financial statements.

Notes to Financial Statements

Note 1. Organization of the Portfolios

SR&F Balanced Portfolio and SR&F Growth & Income Portfolio (the "Portfolios") are separate series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolios. The Portfolios commenced operations February 3, 1997. At commencement, Stein Roe Balanced Fund and Growth & Income Fund contributed $259,476 and $238,698 in securities and other assets, respectively, to their respective portfolios. At February 14, 1997, Stein Roe Advisor Balanced Fund and Advisor Growth & Income Fund each contributed cash of $100 to their respective Portfolios.

The Portfolios allocate net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At March 31, 1997, Balanced Fund and Advisor Balanced Fund owned 99.96 percent and .04 percent, respectively, of the SR&F Balanced Portfolio, and Growth & Income Fund and Advisor Growth & Income Fund owned 99.96 percent and .04 percent, respectively, of SR&F Growth & Income Portfolio.

Note 2. Significant Accounting Policies

The following are the significant accounting policies of Stein Roe Advisor Balanced Fund, and Stein Roe Advisor Growth & Income Fund (the "Funds"), each a series of the Stein Roe Investment Trust (a Massachusetts business trust) and the SR&F Balanced Portfolio and SR&F Growth & Income Portfolio (the "Portfolios"), each a series of the SR&F Base Trust (a Massachusetts common law trust). The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuations
All securities are valued as of March 31, 1997. Securities are valued, depending on the security involved, at the last reported sales price, last bid or asked price, or the mean between last bid and asked price as of the close of the appropriate exchange or other designated time. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

Futures Contracts
During the period ended March 31, 1997, Growth & Income Portfolio entered into stock index futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual stocks. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities Sold Short
During the period ended March 31, 1997, Balanced Portfolio engaged in selling securities short, which obligates the Portfolio to replace a security borrowed by purchasing the same security at the current market value. The Portfolio may incur a gain or a loss between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio has established a margin account with the broker lending the security sold short. While the short sale is outstanding, the Portfolio must maintain in a separate account with the custodian an equivalent amount of the securities sold short or convertible or exchangeable into said securities.

Federal Income Taxes
No provision is made for federal income taxes since each Fund elects to be taxed as a "regulated investment company" and makes such distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.

Distributions to Shareholders
The Funds intend to distribute income, if any, quarterly, and capital gains, if any, annually.

Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains, and any permanent differences are reclassified to paid-in capital.

Other Information
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Realized gains or losses from sales of securities are determined on the specific identified cost basis.

All amounts, except per-share amounts, are shown in thousands.

Note 3. Trustees' Fees and Transactions with Affiliates

The Funds and Portfolios pay monthly management and administrative fees to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

The management fee for Balanced Portfolio is computed at an annual rate of .55 of 1 percent of average daily net assets up to $500 million, .50 of 1 percent of the next $500 million, and .45 of 1 percent thereafter. The management fee for Growth & Income Portfolio is computed at an annual rate of .60 of 1 percent of average daily net assets up to $500 million,
 .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fees for the Funds are computed at an annual rate of .15 of 1 percent of average daily net assets up to $500 million, .125 of 1 percent of the next $500 million, and .10 of 1 percent thereafter.

The administrative agreement provides that the Adviser will reimburse each Fund to the extent that annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse Advisor Balanced Fund and Advisor Growth & Income Fund to the extent that expenses exceed 1.35 percent and 1.40 percent of average daily net assets. These expense limitations expire on January 31, 1998, subject to earlier termination by the Adviser on 30 days' notice.

The transfer agent fees are paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investors Service Center, Inc., an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as sub-transfer agent for the Funds.

The Adviser also provides certain fund accounting services. For the period ended March 31,1997, Advisor Balanced Fund, Advisor Growth & Income Fund, SR&F Balanced Portfolio and SR&F Growth & Income Portfolio incurred charges of $3, $3, $5, and $5, respectively.

Certain officers and trustees of the Trusts are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for SR&F Balanced Portfolio and SR&F Growth & Income Portfolio for the period ended March 31, 1997, was $4, and $3, respectively. No remuneration was paid to any other trustee or officer of the Trusts.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Funds and Portfolios maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Funds nor the Portfolios had borrowings during the period ended March 31, 1997.

Note 5. Investment Transactions

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1997, were:

Portfolio                                    Purchases            Sales
                                           ___________        _________
Balanced Portfolio                              $15,445         $11,912
Growth & Income Portfolio                        14,964           1,123

At March 31, 1997, the cost of investments for federal income tax purposes and for financial reporting purposes for SR&F Balanced Portfolio were $216,852 and $216,889, respectively. For SR&F Growth & Income Portfolio, they were the same. Unrealized appreciation and depreciation on a tax basis for SR&F Balanced Portfolio was $53,679, and $4,090, respectively, and for SR&F Growth & Income Portfolio was $66,756 and $3,641, respectively.

Note 6. Distribution and Service Plans
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

Annual fees under the Plans of up to .25 percent are computed annually as a percentage of average daily net assets.

Stein Roe Advisor Balanced Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period) ratios and supplemental data.
                                                                 Period
                                                                  Ended
                                                              March 31,
                                                               1997 (a)

Net Asset Value, Beginning of Period                             $10.00
                                                              ---------
Income From Investment Operations
  Net investment income                                            0.04
  Net realized and unrealized losses on investments              (0.46)
                                                              ---------
      Total from investment operations                           (0.42)
                                                              ---------
Net Asset Value, End of Period                                    $9.58
                                                              =========
Ratio of net expenses to average net assets (b)                  1.36%*
Ratio of net investment income to average net assets (c)         3.18%*
Total return                                                     -4.20%
Net assets, end of period                                  $         96

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 86.13 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

Stein Roe Advisor Growth & Income Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period)
 ratios and supplemental data.
                                                                 Period
                                                                  Ended
                                                              March 31,
                                                               1997 (a)
Net Asset Value, Beginning of Period                             $10.00
                                                              ---------
Income From Investment Operations
  Net investment income                                            0.02
  Net realized and unrealized losses on investments              (0.65)
                                                              ---------
      Total from investment operations                           (0.63)
                                                              ---------
Net Asset Value, End of Period                                    $9.37
                                                              =========
Ratio of net expenses to average net assets (b)                  1.41%*
Ratio of net investment income to average net assets (c)         0.94%*
Total return                                                     -6.30%
Net assets, end of period                                  $         96

* Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 86.21 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

Financial Highlights
-----------------------------------------------------------------------
SR&F Balanced Portfolio

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                              ---------

RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets........     4.28%*
Ratio of net expenses to average net assets.................     0.59%*
Portfolio turnover rate.....................................         5%
Average commissions (per share).............................    $0.0551

*Annualized
(a) The Portfolio commenced operations on February 3, 1997.


Financial Highlights CONTINUED
-----------------------------------------------------------------------
SR&F Growth and Income Portfolio

                                                                 PERIOD
                                                                  ENDED
                                                              MARCH 31,
                                                               1997 (A)
                                                              ---------

RATIOS TO AVERAGE NET ASSETS
Ratio of net investment income to average net assets........     2.36%*
Ratio of net expenses to average net assets.................     0.64%*
Portfolio turnover rate.....................................         1%
Average commissions (per share).............................    $0.0695

*Annualized
(a) The Portfolio commenced operations on February 3, 1997.

Trustees
Timothy K. Armour
  President, Mutual Fund Division and Director, Stein Roe & Farnham
  Incorporated
Kenneth L. Block
  Chairman Emeritus, A.T. Kearney, Inc.
William W. Boyd
  Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
  Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
  Senior Vice President and Chief Financial Officer, United Airlines Janet Langford Kelly
  Senior Vice President, Secretary and General Counsel, Sara Lee
  Corporation
Francis W. Morley
  Chairman, Employer Plan Administrators and Consultants Co.
Charles R. Nelson
  Van Voorhis Professor of Political Economy, University of Washington Thomas C. Theobald
  Managing Director, William Blair Capital Partners

Officers
Timothy K. Armour, President
Jilaine H. Bauer, Executive Vice President, Secretary
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer Bruno Bertocci, Vice President
David P. Brady, Vice President
Thomas W. Butch, Vice President
Daniel K. Cantor, Vice President
Philip J. Crosley, Vice President
E. Bruce Dunn, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Cynthia A. Prah, Vice President
Richard B. Peterson, Vice President
Gloria J. Santella, Vice President
Thomas P. Sorbo, Vice President
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President
Sharon R. Robertson, Controller
Judith E. Perrie, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
SteinRoe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Trust
Arthur Andersen LLP
Independent Public Accountants